As filed with the Securities and Exchange Commission on July 30, 2003.

                                                      Registration No. 333-19583
                                                      Registration No. 811-08015
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    Form N-4

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 12

                                       and

              REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 14

                         -------------------------------

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                             One National Life Drive
                              Montpelier, VT 05604
                          (Complete name and address of
                              depositor's principal
                               executive offices)
                                  802-229-3113
                          -----------------------------

                             D. Russell Morgan, Esq.
                            Assistant General Counsel
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)
                         -------------------------------

                                    Copy to:
                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2415
                         -------------------------------


It is proposed that this filing will become effective:

______ immediately upon filing pursuant to paragraph (b) of Rule 485

______ on (date) pursuant to paragraph (b) of Rule 485

  x    60 days after filing pursuant to paragraph (a)(1) of Rule 485
______

______ on _____ pursuant to paragraph (a) (1) of Rule 485


______ this post-effective amendment designates a new effective date of a previously filed post-effective amendment.

                  --------------------------------------------

Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

Incorporated herein by reference is the prospectus and the Statement of Additional Information dated May 1, 2003 which are apart of Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed May 1, 2003 (Accession Number 0000909012-03-000331).

                         National Life Insurance Company
                      National Variable Annuity Account II

                      Supplement dated September , 2003 to
                 Sentinel Advantage Prospectus dated May 1, 2003


Changes to Death Benefit and Withdrawal Provisions of the Contract. Contracts issued after September , 2003, will include an endorsement changing the Death Benefit and Withdrawal provisions of the Contract. The endorsement provides that if the Contract Owner effects a Withdrawal at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to the Contract Owner, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value. Previously the Contract provided that the Death Benefit would be reduced by the amount of the Withdrawal, as described on pages 2 and 22 of the Prospectus. This change will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken on a Contract which includes the endorsement at a time when the Death Benefit is greater than the Contract Value. This change will not affect Death Benefits determined under the Enhanced Death Benefit Rider; in those cases Withdrawals will continue to reduce the Enhanced Death Benefit only by the amount of the Withdrawal.

In addition, the maximum Withdrawal for Contracts issued after September , 2003 will be the amount which leaves no less than $3,500 of Cash Surrender Value in the Contract on the day of the Withdrawal, rather than leaving no less than $3,500 of Contract Value in the Contract on the day of the Withdrawal.

The provisions discussed in the preceding two paragraphs also apply to Withdrawals taken under the Systematic Withdrawal program.

Another change is that the noncontractual Death Benefit enhancement provision described in the fourth paragraph on page 22 of the Prospectus, will not apply to Contracts issued after September , 2003. Under this provision we have been providing a Death Benefit that is the greater of (a) the Contract Value and (b) the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and in each case minus any applicable premium tax charges, even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age on the same basis was less than 81 on the Date of Issue of the Contract. For all Contracts issued after September , 2003, the terms of the Contract will apply. Those terms provide that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, then the Death Benefit is the Contract Value, minus any applicable premium tax charge.

None of the above changes will affect Contracts issued on or before September , 2003.

Changes in Minimum Guaranteed Interest Rates. To the extent approved by your state insurance regulator, the minimum guaranteed interest rate on Contract Value allocated to the Fixed Account will be 1.5% (or, if higher, the minimum guaranteed interest rate permitted by you state insurance regulator), rather than 3.0%, for Contracts issued after September , 2003. Similarly, to the extent approved by your state insurance regulator, the minimum guaranteed interest rate on the Guaranteed Accounts will be 1.5% (or, if higher, the minimum guaranteed interest rate permitted by you state insurance regulator), rather than 3.0%, for Contracts issued after September , 2003. As a result, for such Contracts the limitation on the Market Value Adjustment described on page 37 of the Prospectus will be changed such that the new limit will be that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit in to the Guaranteed Account, less any Withdrawals, plus interest at 1.5% (rather than 3.0%).

In addition, to the extent approved by your state insurance regulator, the minimum guaranteed interest rate on fixed annuity payment options will be 1.5% (or, if higher, the minimum guaranteed interest rate permitted by your state insurance regulator), rather than 3.0%, for Contracts issued after September , 2003.

Again, the above changes in minimum guaranteed interest rates will not apply to Contracts issued on or before September , 2003.

5 year Guaranteed Account. Effective June 28, 2003, the 5 year Guaranteed Account is no longer available. Guaranteed Accounts are available for 7 and 10 year periods. This change does not affect existing allocations to the 5 year Guaranteed Account.

Substitution of Funds. The substitution of the Sentinel Variable Products Trust Bond and Balanced Funds for the Gartmore GVIT Government Bond Fund - Class IV shares and the J.P. Morgan GVIT Balanced Fund - Class IV shares became effective on August 1, 2003.

Please retain this Supplement with your Prospectus for future reference.

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a)  Financial Statements
         (1) Financial statements and schedule included in Prospectus Condensed Financial Information
         (2)  Financial statements and schedule included in Part B

         National Life Insurance Company:

              Independent Auditor's Report.
              Consolidated Balance Sheets (GAAP Basis) as of December 31, 2002 and 2001. Consolidated Statements of Operations and Policyholder's Equity (GAAP basis) for the years ended December 31, 2002 and 2001. Consolidated Statements of Cash Flows (GAAP Basis) for the years ended December 31, 2002 and 2001.
              Notes to Consolidated Financial Statements
              Independent Auditor's Report.

         National Variable Annuity Account II

              Independent Auditor's Report
              Statement of Assets
              Statement of Operations
              Statement of Changes in Net Assets
              Notes to Financial Statements

(b)  Exhibits
     (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
     (2) Not Applicable
     (3) Distribution Agreement between the Variable Account/Registrant and Principal Underwriter (2)
     (4) (a) The form of the variable annuity contract (2)
         (b) Enhanced Death Benefit Rider (2)
         (c) Guaranteed Account Endorsement (10)
         (d) Accelerated Benefits Rider - Covered Chronic Illness (10)
         (e) Accelerated Benefits Rider - Terminal Illness (10)
         (f) Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions
     (5) Variable Annuity Application (2)
     (6) Articles of Incorporation and By-Laws of Depositor (3)
     (7) Reinsurance agreements
         (1) Automatic Modified-Coinsurance (Mod-Co) Reinsurance and Service Agreement, between National Life Insurance Company and xxxxxx, effective as of September 1, 1998. (12)
     (8) (a) Participation Agreement by and among Market Street Fund, Inc., National Life Insurance Company and PML Securities Company. dated January, 30, 1996 (4).
              1. Form of Amendment No. 1 dated June 20, 1997 by & among Market
                 Street Fund, Inc., National Life Insurance Company, and 1717 Capital Management (formerly PML Securities Company) (7).
         (b) Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and Vermont Life Insurance Company, (now National Life Insurance Company), dated August 1, 1989 (7).

              1. Form of Amendment No. 1 to Participation Agreement by and
                 among Variable Insurance Products Fund, Fidelity Distributions Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated January 1, 1996 (5).
              2. Form of Amendment No. 2 to Participation Agreement by and among
                 Variable Insurance Products Fund, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated April 28, 1997 (2).
         (c) Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company, dated January 31, 1995 (4)
              1. Form of amended Schedule A to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger Company, Dated April 25, 1997 (2).
         (d) Form of Participation Agreement by and among National Life Insurance Company, National Life Variable Annuity Account II and Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., and Strong Funds Distributors, Inc., dated May 7, 1997 (2).
         (e) Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated
             April 1, 1990 (7).
             (1) Form of Amendment No. 1 by and among Variable Insurance
                 Products Fund II, Fidelity Distributors Corporation and
                 Vermont Life Insurance Company (now National Life Insurance Company) dated April 28, 1997 (2).
         (g) Form of Participation Agreement between National Life Insurance Company and American Century Investment, Inc. (6).
         (h) Form of Participation Agreement between National Life Insurance
             Company and Neuberger & Berman Advisers Managers Trust(6)
         (i) Form of Participation Agreement between National Life Insurance
             Company and J. P. Morgan Series Trust II (6)
         (k) Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(8)
         (l) Participation Agreement between National Life Insurance Company, INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group,
             Inc., and INVESCO Distributors, Inc. (9)
     (9) Opinion and consent of D. Russell Morgan, Assistant General Counsel of National Life Insurance Company. (12)
     (10)(a) Consent of Sutherland Asbill & Brennan LLP. (12)
         (b) Consent of PriceWaterhouseCoopers LLP. (12)
     (11)Not Applicable.
     (12)Not Applicable.
     (13)Performance Advertising Calculation Schedules (2)
     (14)Powers of Attorney.
              (a) Robert E. Boardman (1)
              (b) A. Gary Shilling (1)
              (c) Jeremiah E. Casey (11)
              (d) Thomas H. MacLeay (11)

     (1) Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.

     (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.

     (3) Incorporated herein by reference to the to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February 11, 1999.

     (4) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.

     (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed December 29, 1995.

     (6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed April 16, 1998.

     (7) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999.

     (8) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.

     (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.

     (10) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.

     (11) Incorporated by reference to Post-Effective Amendment No. 9 to Form S-6 Registration Statement for National Variable Life Insurance Account II (Sentinel Advantage) filed May 1, 2002.

     (12)To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*             Position with Depositor

Thomas H. MacLeay                                Chairman of the Board & CEO
                                                  and Director
James A. Mallon                                  President & Chief Operating
                                                  Officer and Director

Robert E. Boardman                               Director
Hickok & Boardman Financial Network
346 Shelburne Street, P. O. Box 1064
Burlington, VT 05402-1064

Jeremiah E. Casey                                Director
Allfirst Financial, Inc.
25 S. Charles Street
Baltimore, MD 21201

Bruce Lisman                                     Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY 1 0179

A. Gary Shilling                                 Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, NJ 07081-1020

Edward J. Bonach                                 Executive Vice President &
                                                  Chief Financial Officer
Rodney A. Buck                                   Executive Vice President &
                                                  Chief Investment Officer
Gregory H. Doremus                               Senior Vice President -
                                                  New Business & Customer
                                                  Service
Michele S. Gatto                                 Senior Vice President &
                                                  General Counsel
Charles C. Kittredge                             Senior Vice President -
                                                  Marketing Development &
                                                  Operations
Wade H. Mayo                                     Senior Vice President
Ruth B. Smith                                    Senior Vice President -
                                                  Registered Product & Life
                                                  Event Distribution.
Joseph A. Miller                                 Senior Vice President
Michael A. Tahan                                 Senior Vice President & Chief
                                                  Information Officer
James K. McQuestion                              Secretary of the Corporation
Eileen von Gal                                   Treasurer


*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below.

         All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

         National Life Insurance Company owns 100% of Administrative Services, Inc. and National Financial Services, Inc. National Financial Services, Inc. owns 66.667% of LSW National Holdings, Inc.; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest.

         National Life Insurance Company owns 100% of National Life Investment Management Company, Inc. National Life Investment Management Company, Inc. owns 100% of Sentinel Advisors, Inc., Equity Services, Inc. and NL Capital Management, Inc. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation. Sentinel Administrative Service Corporation is the majority partner of Sentinel Administrative Service Company and Sentinel Advisors, Inc. is the majority partner of Sentinel Advisors Company.

         National Life Investment Management Company, Inc. is the majority partner of Sentinel Management Company, and Sentinel Financial Services Company. Sentinel Management Company owns 100% of American Guaranty & Trust Company.

Item 27. Number of Contract Owners. As of June 30, 2003, 6,987 contracts were in force.

Item 28. Indemnification
          The  By-Laws of Depositor provide, in part in Article VI, as follows
               7.1 Indemnification.
                  (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

                  (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29  Principal Underwriter
     (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.
     (b) The following information is furnished with respect to the officers and directors of ESI:


Name and Principal                         Positions and Offices
Business Address*                          with ESI

Joseph M. Rob                              Chairman of the Board
Kenneth R. Ehinger                         President & Chief Executive Officer
John M. Grab, Jr.                          Senior Vice President & Chief
                                            Financial Officer
Stephen A. Englese                         Senior Vice President - Financial
                                            Products
Budd A. Shedaker                           Assistant Vice President -
                                            Communications
Greg D. Teese                              Vice President - Compliance
D. Russell Morgan                          Counsel
Sharon E. Bernard                          Treasurer & Controller
James K. McQueston                         Secretary
Thomas H. MacLeay                          Director
Rodney A. Buck                             Director
Edward J. Bonach                           Director


*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

Item 30. Location of Accounts and Records
         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 31. Management Services
         All management contracts are discussed in Part A or Part B.

Item 32 Undertakings
     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted;
     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.
     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.
     (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, has duly caused this Post-Effective Amendment No. 12 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 30th day of July, 2003.

                                            NATIONAL VARIABLE ANNUITY
                                            ACCOUNT II (Registrant)

                                            By: NATIONAL LIFE INSURANCE COMPANY

(SEAL)

Attest: /s/ James K. McQueston              By: /s/ Thomas H. MacLeay
        ----------------------                 ----------------------
             James K. McQueston                     Thomas H. MacLeay
             Assistant Secretary                    Chairman, President &
                                                    Chief Executive Officer


                                            NATIONAL LIFE INSURANCE COMPANY
                                             (Depositor)


                                            By: /s/ Thomas H. MacLeay
                                                ----------------------
                                                    Thomas H. MacLeay
                                                    Chairman, President &
                                                    Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                          Title                              Date

/s/ Thomas H. MacLeay        Chairman, Chief Executive             July 30, 2003
---------------------
    Thomas H. MacLeay         Officer, and Director

/s/ James A. Mallon          President, Chief Operating            July 30, 2003
-------------------
     James A. Mallon          Officer and Director

/s/ Edward Bonach            Executive Vice President &            July 30, 2003
-----------------
     Edward Bonach            Chief Financial Officer

Robert E. Boardman*          Director                              July 30, 2003
------------------
Robert E. Boardman

Jeremiah E. Casey*           Director                              July 30, 2003
-----------------
Jeremiah E. Casey

---------------
Bruce Lisman                 Director                              July 30, 2003

A. Gary Shilling*            Director                              July 30, 2003
----------------
A. Gary Shilling

*By /s/ Thomas H. MacLeay                                    Date: July 30, 2003
    ---------------------
        Thomas H. MacLeay
    Pursuant to Power of Attorney